Loans - Classification and Carrying Value (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Carrying value
Loans, held-for-investment	$ 1,467,322	$ 1,560,938
Loans, held at fair value and held for sale, at fair value	256,932	155,134
Total loans	1,724,254	1,716,072
Operating Partnership
Carrying value
Loans, held-for-investment	878,708	836,244
Loans, held at fair value and held for sale, at fair value	27,793	32,655
Total loans	906,501	868,899
ReadyCap
Carrying value
Loans, held-for-investment	13,852	37,979
Loans, held at fair value and held for sale, at fair value	229,139	122,479
Total loans	242,991	160,458
Lending
Carrying value
Loans, held-for-investment	574,762	686,715
Total loans	574,762	686,715
Sutherland
Carrying value
Loans, held-for-investment	$ 923,465	$ 927,218